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                           AMERICAN PERFORMANCE FUNDS

                               MONEY MARKET FUNDS

                    AMERICAN PERFORMANCE U.S. TREASURY FUND

                              AMERICAN PERFORMANCE
                              CASH MANAGEMENT FUND

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                       SUPPLEMENT DATED JUNE 16, 1997 TO
                       PROSPECTUS DATED DECEMBER 16, 1996
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     Capitalized terms used in this Supplement and not defined have the meaning assigned to them in the Prospectus.

     As of March 31, 1997, BancOklahoma Trust Company ("BOTC"), the investment adviser to the Money Market Funds, has merged into its parent, Bank of Oklahoma, N.A. ("BOK"). BOK serves as investment adviser to the Money Market Funds on the same terms and at the same fees as BOTC.

     BOK, the investment adviser to the Cash Management Fund ("Fund"), has entered into a new Sub-Investment Advisory Agreement dated June 16, 1997 with AMR Investment Services, Inc. ("AMR"), the current Sub-Adviser to the Fund, pursuant to which BOK will pay AMR a fee computed daily and paid monthly in arrears at an annual rate not less than fifteen one-hundredths of one percent (.15%) nor more than forty one-hundredths of one percent (.40%) of the Fund's average daily net assets.

     INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.

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                           AMERICAN PERFORMANCE FUNDS
                      STATEMENT OF ADDITIONAL INFORMATION

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                       SUPPLEMENT DATED JUNE 16, 1997 TO
          STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 16, 1996
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     Capitalized terms used in this Supplement and not defined have the meaning assigned to them in the Statement of Additional Information.

     As of March 31, 1997, BancOklahoma Trust Company ("BOTC"), the investment adviser to the Money Market Funds, the Equity Investment Funds, and the Bond Investment Funds has merged into its parent, Bank of Oklahoma, N.A. ("BOK"). BOK serves as investment adviser to the Money Market Funds, the Equity Investment Funds, and the Bond Investment Funds on the same terms and at the same fees as BOTC.

     BOK, the investment adviser to the Cash Management Fund ("Fund"), has entered into a new Sub-Investment Advisory Agreement dated June 16, 1997 with AMR Investment Services, Inc. ("AMR"), the current Sub-Adviser to the Fund, pursuant to which BOK will pay AMR a fee computed daily and paid monthly in arrears at an annual rate not less than fifteen one-hundredths of one percent (.15%) nor more than forty one-hundredths of one percent (.40%) of the Fund's average daily net assets.

     INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

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